Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 1	$ 0
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 2	0
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 3	$ 559,122
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 4	0.74
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 5	$ 559,122
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 6	0.74
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 7	$ 428,396
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 8	0.50
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 9	$ (559,122)
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 10	0.74
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 11	$ 428,396
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 12	0.50
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 13	$ 428,396
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 14	0.50